Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	2020	2021
Trade receivables	$83,941	$75,207
Reserves on trade receivables	(661)	(1,681)
Prepaids	10,970	20,349
Other receivables	4,011	9,408
VAT receivable	11,034	6,515

Total trade and other receivables	$109,295	$109,798